COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of contractual obligation

Contractual Obligations	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Lease commitment	$1,085,627	$262,209	$496,031	$327,387	$–
MTM Animation acquisition	624,234	160,060	64,024	400,150	–
Repayment of bank loans	18,869,710	542,264	18,327,446	–	–
Total	$20,579,571	$964,533	$18,887,501	$727,537	$–